DEBT (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt Obligations

Debt obligations consist of the following (in thousands):

	July 1, 2016	December 31, 2015
Credit facilities:
Revolving credit facility, net of unamortized debt issuance costs of $1.9 million and $2.1 million as of July 1, 2016 and December 31, 2015, respectively	$80,125	$27,886
Term loan:
$1,044.5 million Term Loan, net of unamortized debt issuance costs and original issuance discount of $13.6 million and $15.3 million as of July 1, 2016 and December 31, 2015, respectively	1,030,815	1,037,117
Notes:
$1,015.0 million 8.125% Second Lien notes, net of unamortized debt issuance costs and original issuance discount of $15.6 million and $16.9 million as of July 1, 2016 and December 31, 2015, respectively	999,367	998,137
$298.5 million 10.75% Third Lien notes, net of unamortized debt issuance costs and original issuance discount of $7.3 million and $8.1 million as of July 1, 2016 and December 31, 2015, respectively	291,178	290,443
9.75% Senior subordinated notes	1,529	1,529

Total debt	2,403,014	2,355,112
Current maturities	(10,550)	(10,550)

Long-term debt	$2,392,464	$2,344,562

Debt obligations consist of the following (in thousands):

	December 31, 2015	December 31, 2014
Credit facilities:
Revolving credit facility, net of unamortized debt issuance costs of $2.1 million and $1.0 million as of December 31, 2015 and 2014, respectively	$27,886	$16,031
Term loan:
$1,052.4 million Term Loan, net of unamortized debt issuance costs and original issuance discount of $15.3 million as of December 31, 2015	1,037,117	—
$884.6 million Tranche B term loans, net of unamortized debt issuance costs and original issuance discount $13.2 million as of December 31, 2014	—	871,373
Notes:
$1,015.0 million 8.125% Second Lien notes, net of unamortized debt issuance costs and original issuance discount of $16.9 million	998,137	—
$330.0 million 8.75% Second Priority Senior Secured notes, net of unamortized debt issuance costs, including unamortized original issue premium of $1.0 million as of December 31, 2014	—	329,031
$440.0 million 9.875% Senior Unsecured notes, net of unamortized debt issuance costs of $6.7 million as of December 31, 2014	—	433,309
$300.0 million 7.75% Senior Unsecured notes, net of unamortized debt issuance costs of $4.1 million as of December 31, 2014	—	295,810
$298.5 million 10.75% Third Lien notes, net of unamortized debt issuance costs and original issuance discount of $8.1 million	290,443	—
$300.0 million 9.75% Senior Subordinated notes, net of unamortized debt issuance costs of $3.3 million as of December 31, 2014	1,529	296,667
Other	—	63

Total debt	2,355,112	2,242,284
Current maturities	(10,550)	(8,975)

Long-term debt	$2,344,562	$2,233,309

Aggregate Amounts of Principal Maturities of Long-term Debt

At December 31, 2015, the aggregate amounts of principal maturities of long-term debt for the next five years and thereafter are as follows (in thousands):

2016	10,550
2017	12,079
2018	10,550
2019	10,550
2020	1,338,634
Thereafter	1,015,000

$2,397,363